SHARE BASED COMPENSATION PLANS - 2017 IBEX Stock Plan (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 EquityInstruments shares
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares authorized (in shares) | shares	108,057,967	108,057,967
Granted (in shares) | EquityInstruments	819,644	525,143
Estimated fair value of common shares (in dollars per share) | $ / shares	$ 16.87
Expected term | $	5.37
Volatility	33.80%
Risk-free rate	3.00%